Non-current assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Non-current assets [Abstract]
Vessels scrap value per lightweight ton	$ 300	$ 300
Interest capitalized, Vessels under Construction	3,936,843	2,372,199
Initial payments for acquisition of second hand vessel not yet delivered	0	4,234,701
Impairment on non-current assets	$ 0